Definition of Terms in Fund Name	Jul. 27, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the industrials and utilities sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process:

Under normal circumstances, the Trust will invest at least 80% of its net assets in Power and Resources Companies (as defined herein) selected by the Sponsor from a list of companies identified by analysts of UBS Financial Services Inc.’s (“UBS”) Chief Investment Office Global Wealth Management (“CIO”) (the “Analysts”). The Analysts define Power and Resources Companies as those companies that participate in or support the electrification value chain. The electrification value chain refers to the series of processes and activities involved in producing, generating, transmitting, distributing, and utilizing electrical energy.

The initial universe of the list begins with common stocks listed on a U.S. stock exchange that have a market capitalization greater than $5 billion and an average monthly trading volume of more than $20 million. In order to be eligible for inclusion in its list of Power and Resources Companies, the Analysts must determine that a company is materially involved in one or more of the following processes that support the electrification value chain:

•	Raw Materials: Extraction of raw materials used for the production of electricity, including fossil fuels and industrial metals such as copper or aluminum.
•	Generation: Initial production of electricity, which is generated from various sources, including fossil fuels (coal, natural gas), nuclear power, and renewable energy sources (solar, wind, hydroelectric).
•	Transmission: Transmission of electricity via high-voltage lines to reach distribution centers.
•	Distribution: Distribution of electricity to end-users through substations (facilities that house transformers and other equipment to facilitate distribution of electricity), transformers (devices that change the voltage of electricity), and distribution lines (which carry electricity from substations to end-users).
•	Utilization: Utilization of electricity by end-users for applications, such as lighting, heating, cooling, and powering devices.

A company is considered to have material involvement in one or more of the above processes that support the electrification value chain if it demonstrates substantial, direct, and ongoing business exposure to such process.

From the universe of identified Power and Resources Companies, the Analysts also consider the following factors when selecting companies for inclusion in the final list:

•	Attractive free cash flow: Companies are evaluated based on free cash flow metrics, with a preference for those expected to demonstrate improving free cash flow per share.
•	Growth potential: Preference is given to companies with strong earnings growth prospects.
•	Valuation comparisons with peers. Companies trading at discounts to peers are considered attractive investment opportunities.
•	Infrastructure and electrification benefits: Companies positioned to benefit from increased investment in grid infrastructure and electrification are favored.
•	Positive Enterprise Value to Earnings Before Interest, Taxes, and Amortization (EBITA) multiples. Companies with favorable enterprise value (the measure of a company’s total value) to EBITA (the measure of a company’s profitability) ratios are favored.
•	Favorable outlook on revenue growth. Companies are assessed for positive revenue growth prospects in the short, medium, or long term.

The Analysts reviewed the above factors in combination with each other and ultimately selected common stocks for the final list of Power and Resources Companies that demonstrated the best investment prospects going forward in the electrification value chain over a 12-month investment horizon. The Analysts evaluate each company’s forecasted stock return, which combines expected price appreciation and dividend yield, alongside factors including earnings growth, capital expenditure plans, thematic relevance, and risk to determine which Power and Resources Companies demonstrate the best investment prospects. All factors are considered holistically over a 12-month investment horizon.

The final portfolio is selected by the Sponsor from the Analysts’ list of Power and Resources Companies and the common stocks are approximately equally weighted. To ensure adequate liquidity, the Sponsor only selects those common stocks from the Analysts’ list of Power and Resources Companies that have enough daily liquidity to adequately support the buying and selling of the anticipated number of shares on any given day to meet the Trust’s purchases and/or redemption requirements.

The Trust is not sponsored or endorsed by UBS and UBS makes no representation or warranty, express or implied, to the Unit holders of the Trust or any member of the public regarding the advisability of investing in Units of the Trust. UBS has no obligation or liability in connection with the investment decisions made by the Sponsor or Trust or in connection with administration of the Trust. All common stocks on the list provided by the Analysts to the Sponsor that meet the liquidity screen described above will be selected for the final portfolio.

UBS Financial Services Inc. or its affiliates, will receive compensation in the form of brokerage commissions for sales of commission based Units of the Trust, which may create an incentive for UBS Financial Services Inc. or its affiliates, to sell Units of the Trust.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts, companies headquartered or incorporated in Europe and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.